INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	12 Months Ended
Oct. 28, 2012
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

NOTE G

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

			October 28,	October 30,
(in thousands)	Segment	% Owned	2012	2011
MegaMex Foods, LLC	Grocery Products	50%	$205,315	$205,523
Foreign Joint Ventures	All Other	Various (26-50%)	81,222	90,103
Other	Various	Various	–	72
Total			$286,537	$295,698

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2012	2011	2010
MegaMex Foods, LLC	Grocery Products	$35,762	$24,532	$11,996
Foreign Joint Ventures	All Other	2,929	3,423	3,686
Other	Various	–	(1,198)	(2,556)
Total		$38,691	$26,757	$13,126

MegaMex Foods, LLC

On October 26, 2009, the Company completed the formation of MegaMex Foods, LLC (MegaMex), a 50/50 joint venture formed by the Company and Herdez Del Fuerte, S.A. de C.V. to market Mexican foods in the United States. On October 6, 2010, MegaMex acquired 100 percent of the stock of Don Miguel Foods Corp. (Don Miguel). Don Miguel is a leading provider of branded frozen and fresh authentic Mexican appetizers, snacks, and handheld items. On August 22, 2011, MegaMex acquired 100 percent of Fresherized Foods, which produces Wholly Guacamole® and Wholly Salsa® products.

The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex, which is being amortized through equity in earnings of affiliates.